Note 19 - License Agreements (Details Textual) - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2020	Feb. 29, 2016
Healight [Member]
License Agreement, Initial License Fee Paid	$ 0.3
License Agreement, Patent Prosecution Fees Paid	$ 0.1
The 2014 License Agreement, Shire [Member]
License Agreement, Up-front, Non-refundable License Fee Paid, Maximum		$ 1.0